Business segment information	12 Months Ended
Dec. 31, 2022
Business segment information
Business segment information

Note 3 Business segment information

Description of the business segments

Financial information by business segment is reported in accordance with the internal reporting system and shows internal segment information that is used to manage and measure the performance of TotalEnergies and which is reviewed by the main operational decision-making body of TotalEnergies, namely the Executive Committee.

The operational profit and assets are broken down by business segment prior to the consolidation and inter-segment adjustments.

Sales prices between business segments approximate market prices.

The organization of TotalEnergies’ activities is structured around the four following segments:

-	An Integrated Gas, Renewables & Power segment comprising integrated gas (including LNG) and low carbon electricity businesses. It includes the upstream and midstream LNG activity;
-

An Exploration & Production segment. Starting September 2021, it notably includes the carbon sink activity (carbon storage and nature-based solutions) that was previously reported in the Integrated Gas, Renewables & Power segment. Business segment information relating to fiscal year 2020 has not been restated due to the non-material impact of this change;

-

A Refining & Chemicals segment constituting a major industrial hub comprising the activities of refining, petrochemicals and specialty chemicals. This segment also includes the activities of oil Supply, Trading and marine Shipping;

-	A Marketing & Services segment including the global activities of supply and marketing in the field of petroleum products;

In addition, the Corporate segment includes holdings operating and financial activities.

Definition of the indicators

(i)  Operating income (measure used to evaluate operating performance)

Revenue from sales after deducting cost of goods sold and inventory variations, other operating expenses, exploration expenses and depreciation, depletion, and impairment of tangible assets and mineral interests.

Operating income excludes the amortization of intangible assets other than mineral interests, currency translation adjustments and gains or losses on the disposal of assets.

(ii)  Net operating income (measure used to evaluate the return on capital employed)

Operating income after taking into account the amortization of intangible assets other than mineral interests, currency translation adjustments, gains or losses on the disposal of assets, as well as all other income and expenses related to capital employed (dividends from non-consolidated companies, income from equity accounted for affiliates, capitalized interest expenses…), and after income taxes applicable to the above.

The only income and expense not included in net operating income but included in net income TotalEnergies share are interest expenses related to net financial debt, after applicable income taxes (net cost of net debt) and non-controlling interests.

(iii)  Adjusted income

Operating income, net operating income, or net income excluding the effect of adjustment items described below.

(iv)  Capital employed

Non-current assets and working capital, at replacement cost, net of deferred income taxes and non-current liabilities.

(v)  ROACE (Return on Average Capital Employed)

Ratio of adjusted net operating income to average capital employed between the beginning and the end of the period.

Performance indicators excluding the adjustment items, such as adjusted incomes and ROACE are meant to facilitate the analysis of the financial performance and the comparison of income between periods.

Adjustment items

Adjustment items include:

(i)  Special items

Due to their unusual nature or particular significance, certain transactions qualified as “special items” are excluded from the business segment figures. In general, special items relate to transactions that are significant, infrequent or unusual. However, in certain instances, transactions such as restructuring costs or assets disposals, which are not considered to be representative of the normal course of business, may be qualified as special items although they may have occurred within prior years or are likely to occur again within the coming years.

(ii)  The inventory valuation effect

The adjusted results of the Refining & Chemicals and Marketing & Services segments are presented according to the replacement cost method. This method is used to assess the segments’ performance and facilitate the comparability of the segments’ performance with those of its main competitors.

In the replacement cost method, which approximates the LIFO (Last-In, First-Out) method, the variation of inventory values in the statement of income is, depending on the nature of the inventory, determined using either the month-end prices differential between one period and another or the average prices of the period rather than the historical value. The inventory valuation effect is the difference between the results according to the FIFO (First-In, First-Out) and the replacement cost methods.

(iii)  Effect of changes in fair value

The effect of changes in fair value presented as adjustment items reflects for certain transactions differences between the internal measure of performance used by TotalEnergies' Executive Committee and the accounting for these transactions under IFRS.

IFRS requires that trading inventories be recorded at their fair value using period end spot prices. In order to best reflect the management of economic exposure through derivative transactions, internal indicators used to measure performance include valuations of trading inventories based on forward prices.

TotalEnergies, in its trading activities, enters into storage contracts, whose future effects are recorded at fair value in TotalEnergies' internal economic performance. IFRS precludes recognition of this fair value effect.

Furthermore, TotalEnergies enters into derivative instruments to risk manage certain operational contracts or assets. Under IFRS, these derivatives are recorded at fair value while the underlying operational transactions are recorded as they occur. Internal indicators defer the fair value on derivatives to match with the transaction occurrence.

The adjusted results (adjusted operating income, adjusted net operating income, adjusted net income) are defined as replacement cost results, adjusted for special items and the effect of changes in fair value.

A)  Information by business segment

	Integrated
	Gas,
For the year ended December 31, 2022	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	48,753	9,942	121,618	100,661	25	—	280,999
Intersegment sales	7,000	55,190	45,857	1,433	248	(109,728)	—
Excise taxes	—	—	(737)	(16,952)	—	—	(17,689)
Revenues from sales	55,753	65,132	166,738	85,142	273	(109,728)	263,310
Operating expenses	(45,771)	(24,521)	(156,897)	(81,746)	(1,329)	109,728	(200,536)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,402)	(8,115)	(1,533)	(1,033)	(138)	—	(12,221)
Operating income	8,580	32,496	8,308	2,363	(1,194)	—	50,553
Net income (loss) from equity affiliates and other items	2,766	(9,943)	885	(20)	288	—	(6,024)
Tax on net operating income	(1,712)	(17,445)	(2,544)	(787)	281	—	(22,207)
Net operating income	9,634	5,108	6,649	1,556	(625)	—	22,322
Net cost of net debt							(1,278)
Non-controlling interests							(518)
NET INCOME - TotalEnergies SHARE							20,526

	Integrated
For the year ended December 31, 2022	Gas,
(adjustments)(a)	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	104	—	—	—	—	—	104
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	104	—	—	—	—	—	104
Operating expenses	1,087	(985)	130	200	(600)	—	(168)
Depreciation, depletion and impairment of tangible assets and mineral interests	(122)	298	—	(72)	(9)	—	95
Operating income(b)	1,069	(687)	130	128	(609)	—	31
Net income (loss) from equity affiliates and other items	(3,490)	(10,925)	(32)	(23)	106	—	(14,364)
Tax on net operating income	(89)	(759)	(751)	(99)	141	—	(1,557)
Net operating income(b)	(2,510)	(12,371)	(653)	6	(362)	—	(15,890)
Net cost of net debt							277
Non-controlling interests							(58)
NET INCOME - TotalEnergies SHARE							(15,671)
(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
On operating income	—	—	239	261	—
On net operating income	—	—	336	194	—

	Integrated
For the year ended December 31, 2022	Gas,
(adjusted)	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	48,649	9,942	121,618	100,661	25	—	280,895
Intersegment sales	7,000	55,190	45,857	1,433	248	(109,728)	—
Excise taxes	—	—	(737)	(16,952)	—	—	(17,689)
Revenues from sales	55,649	65,132	166,738	85,142	273	(109,728)	263,206
Operating expenses	(46,858)	(23,536)	(157,027)	(81,946)	(729)	109,728	(200,368)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,280)	(8,413)	(1,533)	(961)	(129)	—	(12,316)
Adjusted operating income	7,511	33,183	8,178	2,235	(585)	—	50,522
Net income (loss) from equity affiliates and other items	6,256	982	917	3	182	—	8,340
Tax on net operating income	(1,623)	(16,686)	(1,793)	(688)	140	—	(20,650)
Adjusted net operating income	12,144	17,479	7,302	1,550	(263)	—	38,212
Net cost of net debt							(1,555)
Non-controlling interests							(460)
ADJUSTED NET INCOME - TotalEnergies SHARE							36,197

	Integrated
	Gas,
For the year ended December 31, 2022	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	6,475	10,646	1,391	1,186	104	—	19,802
Total divestments	3,427	807	214	222	16	—	4,686
Cash flow from operating activities	9,670	27,654	8,663	3,124	(1,744)	—	47,367
Balance sheet as of December 31, 2022
Property, plant and equipment, intangible assets, net	30,885	87,833	11,525	8,120	669	—	139,032
Investments & loans in equity affiliates	20,869	2,138	4,431	451	—	—	27,889
Other non-current assets	3,669	3,069	570	1,050	130	—	8,488
Working capital	(432)	(2,831)	(3,293)	(288)	(3,393)	—	(10,237)
Provisions and other non-current liabilities	(5,250)	(24,633)	(3,760)	(1,303)	694	—	(34,252)
Assets and liabilities classified as held for sale	155	208	—	—	-	—	363
Capital Employed (Balance sheet)	49,896	65,784	9,473	8,030	(1,900)	—	131,283
Less inventory valuation effect	—	—	(2,035)	(437)	—	—	(2,472)
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	49,896	65,784	7,438	7,593	(1,900)	—	128,811
ROACE as a percentage	23%	25%	94%	19%			28%

	Integrated
	Gas,
For the year ended December 31, 2021	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	30,704	7,246	87,600	80,288	25	—	205,863
Intersegment sales	4,260	34,896	27,637	451	254	(67,498)	—
Excise taxes	—	—	(1,108)	(20,121)	—	—	(21,229)
Revenues from sales	34,964	42,142	114,129	60,618	279	(67,498)	184,634
Operating expenses	(29,964)	(16,722)	(108,982)	(57,159)	(927)	67,498	(146,256)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,650)	(9,110)	(1,583)	(1,100)	(113)	—	(13,556)
Operating income	3,350	16,310	3,564	2,359	(761)	—	24,822
Net income (loss) from equity affiliates and other items	2,745	(760)	518	108	45	—	2,656
Tax on net operating income	(602)	(7,506)	(1,068)	(738)	152	—	(9,762)
Net operating income	5,493	8,044	3,014	1,729	(564)	—	17,716
Net cost of net debt							(1,350)
Non-controlling interests							(334)
NET INCOME - TotalEnergies SHARE							16,032

	Integrated
For the year ended December 31, 2021	Gas,
(adjustments)(a)	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	(44)	—	—	—	—	—	(44)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	(44)	—	—	—	—	—	(44)
Operating expenses	(271)	(187)	1,470	278	—	—	1,290
Depreciation, depletion and impairment of tangible assets and mineral interests	(342)	(418)	(25)	(36)	—	—	(821)
Operating income(b)	(657)	(605)	1,445	242	—	—	425
Net income (loss) from equity affiliates and other items	(215)	(1,839)	56	(61)	(54)	—	(2,113)
Tax on net operating income	122	49	(396)	(70)	(67)	—	(362)
Net operating income(b)	(750)	(2,395)	1,105	111	(121)	—	(2,050)
Net cost of net debt							25
Non-controlling interests							(3)
NET INCOME - TotalEnergies SHARE							(2,028)
(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
On operating income	—	—	1,481	315	—
On net operating income	—	—	1,296	236	—

	Integrated
For the year ended December 31, 2021	Gas,
(adjusted)	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	30,748	7,246	87,600	80,288	25	—	205,907
Intersegment sales	4,260	34,896	27,637	451	254	(67,498)	—
Excise taxes	—	—	(1,108)	(20,121)	—	—	(21,229)
Revenues from sales	35,008	42,142	114,129	60,618	279	(67,498)	184,678
Operating expenses	(29,693)	(16,535)	(110,452)	(57,437)	(927)	67,498	(147,546)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,308)	(8,692)	(1,558)	(1,064)	(113)	—	(12,735)
Adjusted operating income	4,007	16,915	2,119	2,117	(761)	—	24,397
Net income (loss) from equity affiliates and other items	2,960	1,079	462	169	99	—	4,769
Tax on net operating income	(724)	(7,555)	(672)	(668)	219	—	(9,400)
Adjusted net operating income	6,243	10,439	1,909	1,618	(443)	—	19,766
Net cost of net debt							(1,375)
Non-controlling interests							(331)
AJUSTED NET INCOME - TotalEnergies SHARE							18,060

	Integrated
	Gas,
For the year ended December 31, 2021	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	6,341	7,276	1,638	1,242	92	—	16,589
Total divestments	1,350	894	348	319	22	—	2,933
Cash flow from operating activities	827	22,009	6,473	2,333	(1,232)	—	30,410
Balance sheet as of December 31, 2021
Property, plant and equipment, intangible assets, net	31,525	86,418	11,884	8,578	638	—	139,043
Investments & loans in equity affiliates	20,501	6,337	3,729	486	—	—	31,053
Other non-current assets	3,359	4,441	608	1,105	309	—	9,822
Working capital	5,058	(1,216)	(2,558)	378	(4,220)	—	(2,558)
Provisions and other non-current liabilities	(4,495)	(24,613)	(3,840)	(1,478)	581	—	(33,845)
Assets and liabilities classified as held for sale	30	308	—	—	—	—	338
Capital Employed (Balance sheet)	55,978	71,675	9,823	9,069	(2,692)	—	143,853
Less inventory valuation effect	—	—	(1,754)	(286)	—	—	(2,040)
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	55,978	71,675	8,069	8,783	(2,692)	—	141,813
ROACE as a percentage	12%	14%	20%	18%			14%

	Integrated
	Gas,
For the year ended December 31, 2020	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	15,629	4,973	56,615	63,451	17	—	140,685
Intersegment sales	2,003	18,483	17,378	357	223	(38,444)	—
Excise taxes	—	—	(2,405)	(18,576)	—	—	(20,981)
Revenues from sales	17,632	23,456	71,588	45,232	240	(38,444)	119,704
Operating expenses	(15,847)	(11,972)	(70,524)	(42,807)	(1,049)	38,444	(103,755)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,312)	(16,998)	(1,878)	(984)	(92)	—	(22,264)
Operating income	(527)	(5,514)	(814)	1,441	(901)	—	(6,315)
Net income (loss) from equity affiliates and other items	794	697	(393)	37	272	—	1,407
Tax on net operating income	71	(208)	59	(515)	(67)	—	(660)
Net operating income	338	(5,025)	(1,148)	963	(696)	—	(5,568)
Net cost of net debt							(1,768)
Non-controlling interests							94
NET INCOME - TotalEnergies SHARE							(7,242)

	Integrated
For the year ended December 31, 2020	Gas,
(adjustments)(a)	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	20	—	—	—	—	—	20
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	20	—	—	—	—	—	20
Operating expenses	(423)	(137)	(1,552)	(330)	(60)	—	(2,502)
Depreciation, depletion and impairment of tangible assets and mineral interests	(953)	(7,693)	(306)	—	—	—	(8,952)
Operating income(b)	(1,356)	(7,830)	(1,858)	(330)	(60)	—	(11,434)
Net income (loss) from equity affiliates and other items	(382)	54	(677)	(24)	107	—	(922)
Tax on net operating income	298	388	348	93	(145)	—	982
Net operating income(b)	(1,440)	(7,388)	(2,187)	(261)	(98)	—	(11,374)
Net cost of net debt							(29)
Non-controlling interests							102
NET INCOME - TotalEnergies SHARE							(11,301)
(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect
On operating income	—	—	(1,244)	(196)	—
On net operating income	—	—	(1,165)	(137)	—

	Integrated
For the year ended December 31, 2020	Gas,
(adjusted)	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
External sales	15,609	4,973	56,615	63,451	17	–	140,665
Intersegment sales	2,003	18,483	17,378	357	223	(38,444)	–
Excise taxes	–	–	(2,405)	(18,576)	–	–	(20,981)
Revenues from sales	17,612	23,456	71,588	45,232	240	(38,444)	119,684
Operating expenses	(15,424)	(11,835)	(68,972)	(42,477)	(989)	38,444	(101,253)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,359)	(9,305)	(1,572)	(984)	(92)	–	(13,312)
Adjusted operating income	829	2,316	1,044	1,771	(841)	–	5,119
Net income (loss) from equity affiliates and other items	1,176	643	284	61	165	–	2,329
Tax on net operating income	(227)	(596)	(289)	(608)	78	–	(1,642)
Adjusted net operating income	1,778	2,363	1,039	1,224	(598)	–	5,806
Net cost of net debt							(1,739)
Non-controlling interests							(8)
ADJUSTED NET INCOME - TotalEnergies SHARE							4,059

	Integrated
	Gas,
For the year ended December 31, 2020	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	6,230	6,782	1,325	1,052	145	—	15,534
Total divestments	1,152	819	149	158	177	—	2,455
Cash flow from operating activities	2,129	9,922	2,438	2,101	(1,787)	—	14,803
Balance sheet as of December 31, 2020
Property, plant and equipment, intangible assets, net	30,704	89,207	12,486	8,734	732	—	141,863
Investments & loans in equity affiliates	16,455	7,328	3,638	555	—	—	27,976
Other non-current assets	3,647	5,093	791	1,260	1,042	—	11,833
Working capital	(1,004)	1,968	(264)	(43)	(4,470)	—	(3,813)
Provisions and other non-current liabilities	(4,566)	(24,909)	(4,658)	(1,641)	606	—	(35,168)
Assets and liabilities classified as held for sale	375	241	(83)	—	—	—	533
Capital Employed (Balance sheet)	45,611	78,928	11,910	8,865	(2,090)	—	143,224
Less inventory valuation effect	—	—	(535)	(72)	—	—	(607)
CAPITAL EMPLOYED (BUSINESS SEGMENT INFORMATION)	45,611	78,928	11,375	8,793	(2,090)	—	142,617
ROACE as a percentage	4%	3%	9%	14%			4%

B)  Reconciliation of the information by business segment with Consolidated Financial Statements

The table below presents the impact of adjustment items on the consolidated statement of income:

			Consolidated
For the year ended December 31, 2022			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	280,895	104	280,999
Excise taxes	(17,689)	—	(17,689)
Revenues from sales	263,206	104	263,310
Purchases, net of inventory variation	(171,049)	1,601	(169,448)
Other operating expenses	(28,745)	(1,044)	(29,789)
Exploration costs	(574)	(725)	(1,299)
Depreciation, depletion and impairment of tangible assets and mineral interests	(12,316)	95	(12,221)
Other income	1,349	1,500	2,849
Other expense	(1,542)	(5,802)	(7,344)
Financial interest on debt	(2,386)	—	(2,386)
Financial income and expense from cash & cash equivalents	746	397	1,143
Cost of net debt	(1,640)	397	(1,243)
Other financial income	812	84	896
Other financial expense	(533)	—	(533)
Net income (loss) from equity affiliates	8,254	(10,146)	(1,892)
Income taxes	(20,565)	(1,677)	(22,242)
CONSOLIDATED NET INCOME	36,657	(15,613)	21,044
TotalEnergies share	36,197	(15,671)	20,526
Non-controlling interests	460	58	518
(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
For the year ended December 31, 2021			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	205,907	(44)	205,863
Excise taxes	(21,229)	–	(21,229)
Revenues from sales	184,678	(44)	184,634
Purchases, net of inventory variation	(120,160)	1,538	(118,622)
Other operating expenses	(26,754)	(140)	(26,894)
Exploration costs	(632)	(108)	(740)
Depreciation, depletion and impairment of tangible assets and mineral interests	(12,735)	(821)	(13,556)
Other income	1,300	12	1,312
Other expense	(944)	(1,373)	(2,317)
Financial interest on debt	(1,904)	–	(1,904)
Financial income and expense from cash & cash equivalents	340	39	379
Cost of net debt	(1,564)	39	(1,525)
Other financial income	762	–	762
Other financial expense	(539)	–	(539)
Net income (loss) from equity affiliates	4,190	(752)	3,438
Income taxes	(9,211)	(376)	(9,587)
CONSOLIDATED NET INCOME	18,391	(2,025)	16,366
TotalEnergies share	18,060	(2,028)	16,032
Non-controlling interests	331	3	334
(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
For the year ended December 31, 2020			statement of
(M$)	Adjusted	Adjustments(a)	income
Sales	140,665	20	140,685
Excise taxes	(20,981)	–	(20,981)
Revenues from sales	119,684	20	119,704
Purchases, net of inventory variation	(75,672)	(1,814)	(77,486)
Other operating expenses	(24,850)	(688)	(25,538)
Exploration costs	(731)	–	(731)
Depreciation, depletion and impairment of tangible assets and mineral interests	(13,312)	(8,952)	(22,264)
Other income	1,405	832	2,237
Other expense	(689)	(817)	(1,506)
Financial interest on debt	(2,140)	(7)	(2,147)
Financial income and expense from cash & cash equivalents	68	(31)	37
Cost of net debt	(2,072)	(38)	(2,110)
Other financial income	914	–	914
Other financial expense	(689)	(1)	(690)
Net income (loss) from equity affiliates	1,388	(936)	452
Income taxes	(1,309)	991	(318)
CONSOLIDATED NET INCOME	4,067	(11,403)	(7,336)
TotalEnergies share	4,059	(11,301)	(7,242)
Non-controlling interests	8	(102)	(94)
(a)	Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

C)  Additional information on adjustment items

The main adjustment items for 2022 are the following:

1)	An "Inventory valuation effect" amounting to $500 million in operating income and $501 million in net income TotalEnergies' share for the Refining & Chemicals and Marketing & Services segments;
2)	The main adjustment items of the period are the following exceptional impairments and provisions related to Russia:
●	In the first quarter, an impairment of $(4,095) million in net income, concerning notably Arctic LNG 2.
●	In the second quarter, an impairment of $(3,513) million in net income mainly related to the potential impact of international sanctions on the value of the stake in Novatek and in the third quarter, an additional impairment of $(3,056) million in net income.
●	In the fourth quarter, an impairment of $(4,092) million in net income following discontinuation of equity accounting of Novatek.

In total, the impact of impairments and provisions recorded in 2022 in respect TotalEnergies’s assets in Russia amounts to $(14,756) million in net income, TotalEnergies share.

3)

The adjustment items also include a $1,391 million gain on the partial disposal of TotalEnergies' interest in its subsidiary which owns 50.5% of Sunpower and on the revaluation of its retained interest which is accounted for using the equity method.

The detail of the adjustment items is presented in the table below.

Adjustments to operating income

	Integrated
	Gas,
For the year ended December 31, 2022	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	–	239	261	–	500
Effect of changes in fair value	1,248	–	–	–	–	1,248
Restructuring charges	(25)	–	–	(5)	–	(30)
Asset impairment and provisions charges	(126)	(588)	–	(98)	(9)	(821)
Gains (losses) on disposals of assets	–	–	–	–	–	–
Other items	(28)	(99)	(109)	(30)	(600)	(866)
TOTAL	1,069	(687)	130	128	(609)	31

Adjustments to net income, TotalEnergies share

	Integrated
	Gas,
For the year ended December 31, 2022	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Total
Inventory valuation effect	–	–	323	178	–	501
Effect of changes in fair value	1,138	–	–	–	–	1,138
Restructuring charges	(28)	–	–	(14)	–	(42)
Asset impairment and provisions charges	(4,481)	(11,141)	–	(112)	(9)	(15,743)
Gains (losses) on disposals of assets	1,391	–	–	–	–	1,391
Other items	(576)	(1,093)	(990)	(60)	(197)	(2,916)
TOTAL	(2,556)	(12,234)	(667)	(8)	(206)	(15,671)

Adjustments to operating income

	Integrated
	Gas,
For the year ended December 31, 2021	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Total
Inventory valuation effect	–	–	1,481	315	–	1,796
Effect of changes in fair value	(217)	–	–	–	–	(217)
Restructuring charges	(17)	(59)	(10)	–	–	(86)
Asset impairment and provisions charges	(342)	(356)	(25)	(36)	–	(759)
Gains (losses) on disposals of assets	–	(170)	—	—	–	(170)
Other items	(81)	(20)	(1)	(37)	–	(139)
TOTAL	(657)	(605)	1,445	242	–	425

Adjustments to net income, TotalEnergies share

	Integrated
	Gas,
For the year ended December 31, 2021	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Total
Inventory valuation effect	–	–	1,277	218	–	1,495
Effect of changes in fair value	(194)	–	–	–	–	(194)
Restructuring charges	(17)	(75)	(118)	(44)	(54)	(308)
Asset impairment and provisions charges	(332)	(500)	(42)	(36)	–	(910)
Gains (losses) on disposals of assets(a)	–	(1,726)	–	–	–	(1,726)
Other items	(196)	(51)	(31)	(40)	(67)	(385)
TOTAL	(739)	(2,352)	1,086	98	(121)	(2,028)

(a)	Of which $(1,379) million relate to the impact of the TotalEnergies' interest sale of Petrocedeño to PDVSA.

Adjustments to operating income

	Integrated
	Gas,
For the year ended December 31, 2020	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Total
Inventory valuation effect	–	–	(1,244)	(196)	–	(1,440)
Effect of changes in fair value	20	–	–	–	–	20
Restructuring charges	(39)	(35)	(30)	–	–	(104)
Asset impairment and provisions charges	(953)	(7,693)	(306)	–	–	(8,952)
Other items	(384)	(102)	(278)	(134)	(60)	(958)
TOTAL	(1,356)	(7,830)	(1,858)	(330)	(60)	(11,434)

Adjustments to net income, TotalEnergies share

	Integrated
	Gas,
For the year ended December 31, 2020	Renewables	Exploration &	Refining &	Marketing &
(M$)	& Power	Production	Chemicals	Services	Corporate	Total
Inventory valuation effect	–	–	(1,160)	(120)	—	(1,280)
Effect of changes in fair value	23	–	–	–	–	23
Restructuring charges	(43)	(29)	(292)	–	–	(364)
Asset impairment and provisions charges	(829)	(7,328)	(306)	(2)	–	(8,465)
Gains (losses) on disposals of assets	—	—	–	–	104	104
Other items	(566)	—	(423)	(106)	(224)	(1,319)
TOTAL	(1,415)	(7,357)	(2,181)	(228)	(120)	(11,301)

D) Asset impairment

Accounting principles

The recoverable amounts of intangible assets and property, plant and equipment are tested for impairment as soon as any indication of impairment exists. This test is performed at least annually for goodwill.

The recoverable amount is the higher of the fair value (less costs to sell) or the value in use.

Assets are grouped into cash-generating units (or CGUs) and tested. A CGU is a homogeneous set of assets that generates cash inflows that are largely independent of the cash inflows from other groups of assets.

The value in use of a CGU is determined by reference to the discounted expected future cash flows of these assets, based upon Management’s expectation of future economic and operating conditions. When this value is less than the carrying amount of the CGU, an impairment loss is recorded. This loss is allocated first to goodwill with a corresponding amount in "Other expenses". Any further losses are then allocated to property, plant and mineral interests with a corresponding amount in "Depreciation, depletion and impairment of tangible assets and mineral interests" and to other intangible assets with a corresponding amount in "Other expenses".

Impairment losses recognized in prior periods can be reversed up to the original carrying amount, had the impairment loss not been recognized. Impairment losses recognized on goodwill cannot be reversed.

Investments in associates or joint ventures are tested for impairment whenever indication of impairment exists. If any objective evidence of impairment exists, the carrying amount of the investment is compared with its recoverable amount, being the higher of its fair value less costs to sell and value in use. If the carrying amount exceeds the recoverable amount, an impairment loss is recorded in "Net income (loss) from equity affiliates".

For the financial year 2022, asset impairments were recorded for an amount of $(821) million in operating income and $(15,743) million in net income, TotalEnergies share. These impairments were qualified as adjustment items of the operating income and net income, TotalEnergies share.

Impairments relate to certain cash-generating units (CGUs) for which indicators of impairment have been identified, due to changes in operating conditions or the economic environment of the activities concerned.

Principles for determining value in use of a CGU

The principles applied are as follows:

-

The future cash flows were determined using the assumptions included in the 2023 budget and in the long-term plan of the Company approved by the Executive Committee and the Board of Directors. These assumptions, in particular including operational costs, estimation of oil and gas reserves, future volumes produced and marketed, represent the best estimate from the Company Management of economic and technical conditions over the remaining life of the assets.

-

The Company, notably relying on data on global energy demand from the “World Energy Outlook” issued by the IEA since 2016, and on its own supply and demand assessments, determines oil & gas prices scenarios based on assumptions about the evolution of core indicators of the Upstream activity (demand for hydrocarbons in different markets, investment forecasts, decline in production fields, changes in oil & gas reserves and supply by area and by nature of oil & gas products), of the Downstream activity (changes in refining capacity and demand for petroleum products) and by integrating “climate” challenges.

-

These price scenarios, first prepared within the Strategy & Markets Division, are also reviewed with the Company segments which bring their own expertise. They also integrate studies issued by international agencies, banks and independent consultants. They are then approved by the Executive Committee and the Board of Directors.

-

The IEA 2022 World Energy Outlook anticipates three scenarios that are key references for the Company: the STEPS (Stated Policies Scenario) and APS (Announced Pledges Scenario) for the short/mid-term, and the NZE (Net Zero Emissions by 2050) for the long-term.

-

The STEPS only includes climate actions already implemented to date around the world and those under development. The APS also takes into account climate ambitions declared to date in the world, including the NDCs (Nationally Determined Contributions) and carbon neutrality ambitions. It is compatible with the Paris Agreement. The IEA's NZE is understood as the set of actions to be taken to be compatible with a 1.5°C scenario in 2050 (without overshooting). This normative scenario does not predict oil demand in the short and medium term, and therefore the price scenarios it proposes, particularly in the short and medium term, do not include a "realistic" evolution of demand. In fact, this scenario predicts that oil demand will fall by 20% between 2020 and 2030, whereas, according to the Company's projections and those of most energy companies and consultants, demand will stabilize between 2025 and 2030, before declining from 2030 onwards.

-

Beyond the 2020-2030 decade, the oil price trajectory retained by the Company converges in the long term, to the price retained in 2050 by the IEA's NZE scenario, i.e $24.52022/b. The prices retained for gas, the transition fuel, stabilize between now and 2027 and until 2040 at lower levels than the current prices and converge towards the IEA's NZE scenario prices in 2050.

The oil price trajectories adopted by the Company are based on the following assumptions:

-

Oil demand has experienced sustained growth after the Covid crisis as the global economic recovery generated strong tensions on energy prices from mid-2021 onwards, exacerbated in 2022 by the war in Ukraine. Despite the risks of recession in Europe in particular, global liquid demand in 2023 is expected to be higher than in 2019 pre-crisis, notably thanks to the end of lockdown measures in China allowing the restart of industrial activity. It should continue to grow until 2030, in a context of sustained growth in global energy demand. Indeed, population growth and rising living standards, particularly in emerging countries, should sustain oil consumption, despite the gradual electrification of transport and efficiency gains in combustion engines, mainly in developed countries. As for oil supply, it is marked by historic production cuts decided (and implemented) by OPEP+ members and by the difficulties encountered by some non-OPEP+ producers. In the US, while production in 2023 is expected to be slightly higher than in 2019, doubts remain about the capacity for further growth in shale oil in subsequent years. The Company maintains its analysis that the weakness of investment oil upstream since 2015, accentuated by the health and economic crisis of 2020 and the natural decline of fields currently in production, leads to a global supply-demand balance that will remain tight until 2030. Thus the Brent price scenario used to determine the value in use of the CGUs assumes a stable price of $702022/b from 2023 to 2030. The developments observed at the end of 2022, in particular the resurgence of the Covid pandemic in China, could slow down the Chinese economic recovery, and therefore justify this price level from 2023.

-

Beyond 2030, given technological developments, particularly in the transport sector, oil demand should have reached its peak and the selected price scenario decreases linearly to reach $502022/b in 2040 and then $24.52022/b in 2050, in line with the NZE scenario.

The average Brent prices over the period 2023-2050 thus stands at $53.92022/b.

For natural gas, the transition fuel, the price trajectory adopted by the Company is based on the following assumptions:

-

Natural gas demand in 2021 has exceeded its pre-crisis level with very strong tensions on prices in Europe and, by extension, in Asia through LNG prices, following the cuts in Russian pipe gas imports that began at the end of 2021 and continued in 2022 with the complete shutdown of the Nordstream. Global gas demand in 2022 is estimated to be almost at the level of 2021. The Company anticipates stable demand in 2023 with the recourse to American LNG to replace Russian gas in Europe, still in competition with Asia. The Company thus anticipates a return in 2023 to higher prices than before the crisis on the Asia, Europe and USA hubs, but not to the same levels as the highs reached in the third quarter of 2022. Thereafter, natural gas demand would be driven by the same fundamentals as oil (decrease in Europe but resistance in Asia-Pacific), plus its substitution for coal in power generation and by its role as a flexible and controllable source to mitigate the intermittent use and seasonality of renewable energies. The abundant global supply and the growth of liquefied natural gas would, however, limit the potential for higher gas prices. Beyond 2040, with the development of renewables including storage and hydrogen, gas demand is expected to stabilize.

In this context, the gas price level used to determine the value in use of the CGUs concerned is as follows:

-	On the NBP quotation (Europe): $202022/Mbtu in 2023, $172022/Mbtu in 2024, $142022/Mbtu in 2025, $112022/Mbtu in 2026, then $82022/Mbtu between 2027 and 2040.
-	On the Henry Hub quotation (United States): $32022/Mbtu between 2023 and 2040.
-	On the DES Japan (Asia) quotation: $212022/Mbtu in 2023, $182022/Mbtu in 2024, $152022/Mbtu in 2025, $122022/Mbtu in 2026 , then $92022/Mbtu between 2027 and 2040.

From 2040 onwards, the price trajectory converges towards the price retained in 2050 by the NZE scenario, i.e. $3.92022/Mbtu for NBP, $1.82022/Mbtu for Henry Hub and $5.22022/Mbtu DES Japan (Asia).

The future operational costs were determined by taking into account the existing technologies, the fluctuation of prices for petroleum services in line with market developments and the internal cost reduction programs effectively implemented.

The determination of value in use also takes into account on all assets a minimum CO2 cost of $100/t or the applicable price in a given country, if it is higher. Beyond 2028, the CO2 price is inflated by 2% per year.

The future cash flows are estimated over a period consistent with the life of the assets of the CGUs. They are prepared post-tax and take into account specific risks related to the CGUs' assets. They are discounted using an 8% post-tax discount rate, this rate being the weighted-average cost of TotalEnergies capital estimated from historical market data. This rate was 7% in 2021 and 2020. The value in use calculated by discounting the above post-tax cash flows using an 8% post-tax discount rate is not materially different from the value in use calculated by discounting pre-tax cash flows using a pre-tax discount rate determined by an iterative computation from the post-tax value in use. These pre-tax discount rates generally range from 7% to 14%.

Impairment losses recognized by segment

Impairments recognized in 2022 have an overall impact of $(15,743) million in net income, TotalEnergies share, and mainly relate to the Company's assets in Russia, for an amount of $(14,756) million.

The CGUs of the Exploration & Production segment are defined as oil and gas fields or groups of oil and gas fields with industrial assets enabling the production, treatment and evacuation of the oil and gas. For the financial year 2022, the Company recorded impairments of assets over CGUs of the Exploration & Production segment for $(588) million in operating income and $(11,141) million in net income, TotalEnergies share.

Impairments recognized in 2022 mainly relate to the Company's assets in Russia for an amount of $(10,527) million in net income TotalEnergies share, mainly relating to the investment in Novatek.

They also take into account the impairment of the North Platte project assets for $(957) million in net income, TotalEnergies share, following the Company's decision announced in February not to sanction and so to withdraw from this deepwater project in the Gulf of Mexico.

The impairments recognized also include a reversal of impairment on the Company's assets in Canada. In the context of the project to spin-off the Company’s upstream activities in Canada, an impairment test was carried out, and the resulting value in use led to a reversal of impairment of $728 million in net income, TotalEnergies share.

As for sensitivities of the Exploration & Production segment:

-	a decrease by 1 point in the discount rate would have a positive impact of $0.3 billion in operating income and $0.2 billion in net income, TotalEnergies share;
-	an increase by 1 point in the discount rate would have an additional negative impact of approximately $0.5 billion in operating income and $0.5 billion in net income, TotalEnergies share;
-

a decrease of 10% of the oil and gas prices over the duration of the plan (thus an average oil price of around $482022/b) would have an additional negative impact of approximately $1.5 billion in operating income and $1.2 billion in net income, TotalEnergies share.

-

a decrease of 20% of the oil and gas prices over the duration of the plan (thus an average oil price of around $432022/b) would have an additional negative impact of approximately $5.3 billion in operating income and $3.9 billion in net income, TotalEnergies share.

-

Taking into account a CO2 cost of $200/t, inflated by 2%/year from 2028 onwards for all assets would have an additional negative impact of approximately $1.6 billion on operating income and $1.2 billion on net income, TotalEnergies share.

The CGUs of the Integrated Gas, Renewables & Power segment are subsidiaries or groups of subsidiaries organized by activity or geographical area, and by fields or groups of fields for upstream LNG activities. For the financial year 2022, the Company recorded impairments on CGUs in the Integrated Gas, Renewables & Power segment for $(126) million in operating income and $(4,481) million in net income, TotalEnergies share. Impairments recognized relate to the Company's assets in Russia for an amount of $(4,142) million in net income, TotalEnergies share, notably concerning Arctic LNG 2.

As for sensitivities of the Integrated Gas, Renewables & Power segment:

-	a decrease by 1 point in the discount rate would have a positive impact of $0.1 billion in operating income and close to zero in net income, TotalEnergies share;
-	an increase by 1 point in the discount rate would have an additional negative impact of approximately $1.3 billion in operating income and $1.1 billion in net income, TotalEnergies share;
-

a decrease of 10% of the oil and gas prices over the duration of the plan would have an additional negative impact of approximately $2.0 billion in operating income and $1.6 billion in net income, TotalEnergies share.

-

a decrease of 20% of the oil and gas prices over the duration of the plan would have an additional negative impact of approximately $5.0 billion in operating income and $4.2 billion in net income, TotalEnergies share.

-

Taking into account a CO2 cost of $200/t inflated by 2%/year from 2028 onwards for all assets would have an additional negative impact of approximately $0.9 billion on operating income and $0.8 billion in net income, TotalEnergies share.

The CGUs of the Refining & Chemicals segment are defined as legal entities with operational activities for refining and petrochemicals activities. Future cash flows are based on the gross contribution margin (calculated on the basis of net sales after purchases of crude oil and refined products, the effect of inventory valuation and variable costs). The other activities of the segment are global divisions, each division gathering a set of businesses or homogeneous products for strategic, commercial and industrial plans. Future cash flows are determined from the specific margins of these activities, unrelated to the price of oil.

For the financial year 2022, the Company has not recorded impairments on CGUs in the Refining & Chemicals segment.

As for sensitivities of the Refining & Chemicals segment:

-	an increase by 1 point in the discount rate would have an impact close to zero in operating income and in net income, TotalEnergies share;
-	a decrease of 10% of the refining margins would have a negative impact of approximately $0.6 billion in operating income and $0.6 billion in net income, TotalEnergies share.

The most sensitive assets would be the refining assets in France.

The CGUs of the Marketing & Services segment are subsidiaries or groups of subsidiaries organized by geographical area. For the financial year 2022, the Company recorded impairments on the CGUs of the Marketing & Services segment for $(98) million in operating income and $(112) million in net income, TotalEnergies share. Impairments recognized relate to the Company's assets in Russia for an amount of $(87) million in net income, TotalEnergies share.

Impairments recognized in years 2021 and 2020

For the financial year 2021, the Company recorded impairments in Exploration & Production, Integrated Gas, Renewables & Power, Refining & Chemicals and Marketing & Services segments for an amount of $(759) million in operating income and $(910) million in net income, TotalEnergies share. These impairments were qualified as adjustments items of the operating income and net income, TotalEnergies share.

For the financial year 2020, asset impairments were recorded in the Exploration & Production, Integrated Gas, Renewables & Power, Refining & Chemicals and Marketing & Services segments with an impact of $(3,492) million in operating income and $(2,991) million in net income, TotalEnergies share.

In addition, in 2020, in line with its new Climate Ambition announced on May 5, 2020, which aims at carbon neutrality, the Company had reviewed its oil assets that could be qualified as stranded, meaning with reserves beyond 20 years and high production costs, whose overall reserves may therefore not be produced by 2050. The only projects identified in this category were the Canadian oil sands projects of Fort Hills and Surmont.

The Company had decided to take into account only proved reserves on these two assets – unlike general practice which considers so-called proved and probable reserves. This led to an additional exceptional asset impairment of $(5,460) million in operating income and $(5,474) million in net income, TotalEnergies share.

Overall, asset impairments were recorded for the financial year 2020, for an amount of $(8,952) million in operating income and $(8,465) million in net income, TotalEnergies share, including $(6,988) million on Canadian oil sands assets alone.

These impairments were qualified as adjustment items of the operating income and net income, TotalEnergies share.